NOTE 16. STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock options valuation assumption
Date of Grant	September 3, 2009	December 3, 2009	May 19, 2010	August 19, 2010	March 23, 2011

Dividend yield (1)	None	None	None	None	None
Risk - free interest rate (2)	2.95%	2.87%	2.82%	2.06%	2.73%
Volatility (3)	47%	42%	43%	46%	60%
Expected Life (in years) (4)	6.08	6.08	6.08	6.08	6.08

(1)	The Company has no expectation of paying regular cash dividends on its ordinary shares.

(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected term of the awards in effect at the time of grant.

(3)	The Company estimates the volatility of its ordinary shares at the date of grant based on the implied volatility of publicly traded options on the ordinary shares of companies within the same industry, with a term of two years.

(4)	The expected life of stock options granted under the Incentive Plan is based on expected exercise patterns, which the Company believes are representative of future behavior.

Assumptions under binomial model to estimate the fair value of options
Date of Grant	December 3, 2009	May 19, 2010	August 19, 2010	March 23, 2011

Dividend yield (1)	None	None	None	None
Risk - free interest rate (2)	1.08%	1.17%	1.23%	1.30%
Volatility (3)	40%	40%	40%	40%
Expected Life (in years) (4)	7.30	7.80	8.00	8.60

(1)	The Company has no expectation of paying regular cash dividends on its common stock.

(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected term of the awards in effect at the time of grant.

(3)	The Company estimates the volatility of its common stock at the date of grant based on the implied volatility of publicly traded options on the common stock of companies within the same industry.

(4)	The expected life of stock options granted under the incentive plan is based on expected exercise patterns, which the Company believes are representative of future behavior.

Summary of outstanding options
	Options Outstanding			Options Exercisable
Range of Exercise Price Per Share	Number Outstanding at December 31, 2012	Weighted Average Fair Value	Weighted Average Remaining Life (Years)	Number Exercisable at December 31, 2012	Weighted Average Exercise Price

$9.50 to $14.50	1,560,629	$4.76	7.04	1,127,924	$12.08

Summary of stock option activity
Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value

Outstanding at January 1, 2010	1,202,784	$16.49
Granted	391,104	26.96
Forfeited	(13,776)	25.65
Outstanding at December 31, 2010	1,580,112	19.00	8.99	$11,329
Granted	72,000	36.38
Forfeited	(28,408)	24.89
Outstanding at December 31, 2011	1,623,704	19.67	8.04	$7,841
Forfeited	(63,075)	13.66
Outstanding at December 31, 2012	1,560,629	$12.35	7.04	$13,501

Summary of unvested options
Options	Number of Shares	Weighted Average Fair Value

Unvested at January 1, 2012	867,520	$4.83
Vested	(371,740)	4.82
Forfeited	(63,075)	4.36
Unvested at December 31, 2012	432,705	$4.91
Expected to vest thereafter	432,705	$4.91